LEASES - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Galaxy Digital Holdings, LP
Lessee, Lease, Description [Line Items]
Operating lease costs	$ 5.8	$ 7.8	$ 4.1